Related Party Transactions (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Shanghai GBG [Member]
Related Party Transactions [Line Items]
Allowance for credit losses	¥ 9,000,000	¥ 9,000,000
Related Party [Member]
Related Party Transactions [Line Items]
Settled payable	1,578,777	1,990,804
Borrowings from related parties	27,458,689	9,500,000	¥ 28,500,000
Shanghai Xinhui [Member]
Related Party Transactions [Line Items]
Repayment of borrowings from related parties		838,016
Borrowings from related parties	¥ 20,850,000	¥ 9,500,000	¥ 28,100,000